FINANCIAL INSTRUMENTS - Schedule of Movement in Level 3 Financial Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	£ 801,288
At 31 December	812,842	£ 801,288
Level 3 | Excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	45	48
(Gains) losses recognised in the income statement within other income	(5)	1
Additions	(4)	0
Redemptions	(7)	(4)
At 31 December	37	45
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ (4)	£ 0